Schedule I Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 634,074
Amount at which shown in the consolidated balance sheets	675,496
Fixed-maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	613,722
Fair value	655,141
Amount at which shown in the consolidated balance sheets	655,141
Fixed-maturity securities | U.S. government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	93,692
Fair value	95,077
Amount at which shown in the consolidated balance sheets	95,077
Fixed-maturity securities | States and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	11,679
Fair value	11,942
Amount at which shown in the consolidated balance sheets	11,942
Fixed-maturity securities | Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,517
Fair value	2,547
Amount at which shown in the consolidated balance sheets	2,547
Fixed-maturity securities | Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	36,746
Fair value	41,328
Amount at which shown in the consolidated balance sheets	41,328
Fixed-maturity securities | Corporate Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	328,406
Fair value	357,330
Amount at which shown in the consolidated balance sheets	357,330
Fixed-maturity securities | Mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	140,682
Fair value	146,917
Amount at which shown in the consolidated balance sheets	146,917
Equity Securities [Member] | Trading Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,855
Fair value	1,858
Amount at which shown in the consolidated balance sheets	1,858
Other investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	18,497
Amount at which shown in the consolidated balance sheets	18,497
Other investments | Short-term Investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	13,728
Amount at which shown in the consolidated balance sheets	13,728
Other investments | Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	253
Amount at which shown in the consolidated balance sheets	253
Other investments | Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,516
Amount at which shown in the consolidated balance sheets	$ 4,516